Non-cash items (Details) - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Non-cash Items
Depreciation	$ 545	$ 135
Gains on derivative warrant liabilities (Note 10)	2,400	63
Share-based compensation expense (Note 12)	1,538	1,513
Accretion of provision for reclamation	70	88
Deferred income tax expense (Note 17)	2,129
Accretion of lease liabilities	7
Settlement of deferred revenue (Note 9)	(742)
Accretion of deferred revenue (Note 9)	261
Foreign exchange gains	(26)
VAT written-off (Note 5)	233
Other expenses	15
Total non-cash items	$ 1,630	$ 1,673